PRINCIPAL ACCOUNTING POLICIES - RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average grant date fair value
Unrecognized compensation cost	$ 576
Weighted average recognized period	2 years 6 months
Restricted stock units (RSUs)
Number of Shares
Unvested at beginning year (in shares)	637,206	1,095,722	1,462,239
Granted (in shares)	18,750	87,465	15,664
Vested (in shares)	(119,334)	(471,773)	(285,375)
Forfeited (in shares)	(35,526)	(74,208)	(96,806)
Unvested at end of year (in shares)	501,096	637,206	1,095,722
Weighted average grant date fair value
Unvested at beginning of year (in dollars per share)	$ 302.45	$ 281.91	$ 263.28
Granted (in dollars per share)	298.64	331.69	323.92
Vested (in dollars per share)	295.11	261.48	191.21
Forfeited (in dollars per share)	309.72	294.08	274.71
Unvested at end of year (in dollars per share)	$ 303.54	$ 302.45	$ 281.91
Unrecognized compensation cost	$ 32
Weighted average recognized period	2 months 12 days